Notes to the consolidated statements of income - Income taxes reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax reconciliation
Statutory tax rate (as a percent)	30.34%	30.32%	30.14%
Expected corporate income tax expense	€ 320,671	€ 313,158	€ 367,491
Tax free income	(40,859)	(39,550)	(53,282)
Income from equity method investees	(33,142)	(25,570)	(24,909)
Tax rate differentials	(45,636)	(47,586)	(39,064)
Non-deductible expenses	97,141	114,182	77,465
Tax expense (income) for prior years	10,087	(16,867)	(848)
Noncontrolling partnership interests	(46,779)	(58,345)	(54,636)
Tax rate changes	(166)	442	(359)
Change in realizability of deferred tax assets and tax credits	32,415	44,287	33,683
Withholding taxes	8,371	15,124	9,160
Other	13,953	1,282	10,253
Total tax expense (income)	€ 316,056	€ 300,557	€ 324,954
Effective tax rate (as a percent)	29.90%	29.10%	26.70%